Note 9 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	Stock-Based Compensation

Stock Option Plan

In 2006, we adopted the GeoVax Labs, Inc. 2006 Equity Incentive Plan (the “Stock Option Plan”) for the granting of qualified incentive stock options (“ISO’s”), nonqualified stock options, restricted stock awards or restricted stock bonuses to employees, officers, directors, consultants and advisors of the Company. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options granted under the Stock Option Plan have a maximum ten-year term and generally vest over three years. We have reserved 1,722,529 shares of our common stock (net of exercises to date) for issuance under the Stock Option Plan.

Certain information concerning the Stock Option Plan as of December 31, 2015, and a summary of activity during the year then ended is presented below:
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	1,183,100	$3.50
Granted	590,400	0.11
Exercised	-	-
Forfeited or expired	(68,000)	1.50
Outstanding at December 31, 2015	1,705,500	$2.41	7.3	$-0-
Exercisable at December 31, 2015	906,761	$4.39	5.3	$-0-

Additional information concerning our stock options for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Weighted average fair value of options granted	$0.09	$0.14	$0.43
Intrinsic value of options exercised	-0-	-0-	-0-
Total fair value of options vested	66,622	97,707	165,490

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2015	2014	2013
Weighted average risk-free interest rates	1.99%	1.98%	2.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (in years)	7.0	7.0	7.0
Expected volatility	91.43%	94.88%	96.60%

Stock-based compensation expense related to the Stock Option Plan was $67,905, $101,191, and $143,435 during the years ended December 31, 2015, 2014 and 2013, respectively. Stock option expense is allocated to research and development expense or to general and administrative expense based on the nature of the services provided by the related individuals. For the three years ended December 31, 2015, stock option expense was allocated as follows:

	2015	2014	2013
General and administrative expense	$45,822	$69,057	$101,896
Research and development expense	22,083	32,134	41,539
Total stock option expense	$67,905	$101,191	$143,435

As of December 31, 2015, there was $95,344 of unrecognized compensation expense related to stock-based compensation arrangements pursuant to the Stock Option Plan. The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of 2.2 years.

Other Non-E
mp
loyee Stock-Based C
ompensation

We recorded general and administrative expense of $-0-, $100,000, and $20,500 during the years ended December 31, 2015, 2014 and 2013, respectively, related to the issuance of our common stock in exchange for services rendered by non-employees (See Note 8).

We recorded general and administrative expense of $-0-, $39,712, and $238,168 during the years ended December 31, 2015, 2014 and 2013, respectively, related to modifications made to certain stock purchase warrants. Additionally, during 2014, we recorded general and administrative expense of $238,200 related to a warrant exercise fee paid to certain holders of our stock purchase warrants as an incentive for the holders to immediately certain warrants (see Note 8).

As of December 31, 2015, there was no unrecognized expense related to non-employee stock-based compensation arrangements.